Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Valuation allowance	$ 0
Unrecognized interest and penalties expense	(14,000,000)	$ 2,000,000	$ 6,000,000
Accrued interest and penalties	34,000,000	47,000,000
Gross unrecognized tax benefit liability	99,000,000	$ 129,000,000
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures
Income Taxes [Line Items]
Foreign unremitted earnings	1,300,000,000
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards	3,000,000
Foreign tax credit carryforwards	$ 0